Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 4 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	September 30, 2019 (Unaudited)	December 31, 2018
Patents	$613,943	$578,326
Less accumulated amortization	(321,614)	(292,512)
	292,329	285,814
Patents pending	135,292	148,720
Total intangible assets, net	$427,621	$434,534

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $10,074 and $29,102 for the three and nine-months ended September 30, 2019, respectively. Amortization expense was $6,717 and $21,952 for the three and nine-months ended September 30, 2018, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

During the three and nine-months ended September 30, 2019, the Company abandoned three patent applications in progress resulting in a loss of $36,205 on the abandonment of patents.

The Company owns 29 issued patents, including 14 in the United States and 15 others in Europe, Canada, China, India, Japan, and Hong Kong. These patents will expire beginning in 2023 through 2028, subject to any patent term extensions of the individual patent. The Company has 2 patent applications pending in the United States and 2 foreign patent applications pending in Europe and the Patent Cooperation Treaty (“PCT”) countries.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of December 31:

	2018	2017
Patents	$578,326	$493,027
Less accumulated amortization	(292,512)	(263,843)
	285,814	229,184
Patents pending	148,720	197,426
Total intangible assets, net	$434,534	$426,610

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $28,669 and $23,568 for the years ended December 31, 2018 and 2017, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 28 issued patents, including 14 in the United States and 14 others in Europe, Canada, China, India, Japan, and Hong Kong. These patents will expire beginning in 2023 through 2028, subject to any patent term extensions of the individual patent. The Company has 1 patent application pending in the United States and 2 patent applications pending in Europe and Brazil.